INVENTORIES	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

The components of inventories, net, consisted of the following (amounts in millions):

	June 30,	December 31,
	2020	2019
New equipment	$145.5	$92.8
Used equipment	34.3	25.2
Work in process	3.9	3.3
Parts	33.0	24.8

Gross Inventory	$216.7	$146.1
Accumulated depreciation	(7.2)	(7.0)
Inventory reserve	(2.8)	(1.9)

	$206.7	$137.2

Direct labor of $1.3 million and $1.2 million incurred for open service orders were capitalized and included in work in process at both June 30, 2020 and December 31, 2019. The remaining work in process balances as of June 30, 2020 and December 31, 2019 primarily represent parts applied to open service orders.